Business Combination (Details) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Mar. 17, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Combination (Details) [Line Items]
Business combination transaction cost		$ 80,000
Business combination, description		Issued (1) 29,759,999 common shares to former shareholders of IGI in exchange for their IGI shares and (2) 18,687,307 common shares to former stockholders of Tiberius, including (I) 9,339,924 common shares issued in exchange for public shares of Tiberius common stock that remained outstanding and not redeemed immediately prior to the closing of the Business Combination, (ii) 4,132,500 common shares issued in exchange for Tiberius founder shares, including 3,012,500 common shares (“Earnout Shares”) subject to vesting at prices ranging from USD 11.50 to USD 15.25 per share, (iii) 2,900,000 common shares issued in exchange for shares of Tiberius common stock that were issued to certain investors in a private placement pursuant to forward purchase agreements, and (iv) 2,314,883 common shares issued in exchange for shares of Tiberius common stock that were issued to certain investors in a private placement.
Description of business combination agreement		In connection with the finalization of the purchase price under the Business Combination Agreement, all escrow shares issued to former shareholders of IGI were released from escrow and 8,555 shares were cancelled. Following the cancellation, the Group has 48,438,751 shares outstanding (including the 3,012,500 unvested shares).
Purchase price shares under business combination (in Shares)		1,170,348
ShareSubjectToBusinessCombinations (in Shares)		1,120,000
Issued		$ 390,232	$ 360,411	$ 381,011	$ 312,143
IGI [Member]
Business Combination (Details) [Line Items]
Business combination of warrants, description	In addition, on 17 March 2020 the Company issued 17,250,000 warrants, including (i) 12,750,000 warrants issued to former stockholders of Tiberius and (ii) 4,500,000 warrants that were issued in exchange for 4,000,000 Tiberius warrants transferred to Wasef Jabsheh and 500,000 Tiberius warrants transferred to Argo Re Ltd.
Incurred listing expenses amount			3,366
Issued capital [member]
Business Combination (Details) [Line Items]
Issued					143,376
Issued capital [member] | Business combinations [member]
Business Combination (Details) [Line Items]
Issued		143,376
Treasury shares [member]
Business Combination (Details) [Line Items]
Issued					$ (20,103)
Treasury shares [member] | Business combinations [member]
Business Combination (Details) [Line Items]
Issued		20,103
Additional Paid-in Capital [Member] | Business combinations [member]
Business Combination (Details) [Line Items]
Issued		$ 2,773